Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 149,280,000.00
Total Fee Amount	20,615.57
Total Offset Amount	0.00
Net Fee	$ 20,615.57
Offering Table N/A
Offset Table N/A	N/A